Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 3 - Acquisitions

On December 5, 2014, we acquired all outstanding shares of privately-held Pentant Limited (“Pentant”), a leading UK-based Community System Provider offering customs connectivity and import/export inventory control solutions for ocean, truck and air cargo. Pentant provides its shipper and logistics service provider customers with a reliable and secure connection to both CHIEF (the central UK Revenue & Customs system) and ICS (the European Union Import Control System) to streamline declaration, cargo security and clearance processes. The total purchase price for the acquisition was $2.1 million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to $0.4 million in cash is payable if certain revenue performance targets are met by Pentant during 2016. The fair value of the contingent consideration is nil at January 31, 2015. We incurred acquisition-related costs, primarily for advisory services, of $0.2 million included in other charges in our consolidated statements of operations. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $0.1 million of revenues and nil of net income from Pentant since the date of acquisition in our consolidated statements of operations for 2015.

On December 5, 2014, we acquired all outstanding shares of privately-held e-customs Inc. (“e-customs”), a leading provider of electronic security and fiscal customs filing solutions in the UK. e-customs' cloud-based solution, Webdecs, provides both shippers and logistics service providers with a wide range of customs capabilities to cost effectively comply with UK fiscal filing and security filing requirements. The total purchase price for the acquisition was $9.6 million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to $1.2 million in cash is payable if certain revenue performance targets are met by e-customs during 2016. The fair value of the contingent consideration is nil at January 31, 2015. We incurred acquisition-related costs, primarily for advisory services, of $0.2 million included in other charges in our consolidated statements of operations. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $0.4 million of revenues and less than $0.1 million of net income from e-customs since the date of acquisition in our consolidated statements of operations for 2015.

On November 19, 2014, we acquired all outstanding shares of privately-held Airclic Inc. (“Airclic”), a leading US-based provider of mobile solutions that help companies reduce the cost of delivering goods by automating traditional paper-based processes. Airclic's cloud-based mobile solutions help streamline and automate complex 'last mile' logistics processes. The total purchase price for the acquisition was $29.6 million, net of cash acquired, which was funded with cash on hand. We incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations. The gross contractual amount of trade receivables acquired was $4.5 million with a fair value of $4.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $2.7 million of revenues and $0.3 million of net loss from Airclic since the date of acquisition in our consolidated statements of operations for 2015.

On May 30, 2014 we acquired all outstanding membership interests of privately-held Customs Info, LLC (“Customs Info”), a leading US-based provider of trade data content to power Global Trade Management (GTM) systems and streamline global trade automation. Customs Info provides comprehensive trade data and related research tools to multi-national shippers to help them reduce operating costs, improve customs compliance, and accelerate supply chain speed. The total purchase price for the acquisition was $39.5 million, net of cash acquired, which was funded by $34.1 million in cash and approximately 0.4 million Descartes common shares valued at $5.4 million. As part of completing the acquisition $20.0 million of the $39.5 million purchase price was funded by drawing on our revolving debt facility, which has been subsequently repaid. Additional contingent consideration of up to $3.9 million in cash may have become payable had certain revenue performance targets been met by Customs Info during the calendar year 2014. The fair value of the contingent consideration was valued at nil at the acquisition date and the performance targets were not met. We incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations. The gross contractual amount of trade receivables acquired was $1.8 million with a fair value of $1.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. We have recognized $6.3 million of revenues and less than $0.1 million of net income from Customs Info since the date of acquisition in our consolidated statements of operations for 2015.

On April 1, 2014, we acquired all outstanding shares of privately-held Computer Management USA, Inc. and Computer Management NA, Inc. (collectively, “Computer Management”), a US-based provider of security filing solutions and air cargo management solutions for airlines and their partners. The total purchase price for the acquisition was $6.7 million, net of cash acquired, which was funded with cash on hand. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $1.4 million of revenues and $0.4 million of net income from Computer Management since the date of acquisition in our consolidated statements of operations for 2015.

The preliminary purchase price allocation for businesses acquired during fiscal 2015, which have not been finalized, is as follows:

	Computer Management	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Capital assets	65	-	440	7	-	512
Current liabilities	(10)	(556)	(2,656)	(399)	(658)	(4,279)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,156)	(274)	(869)	(7,917)
Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	11,670	4,581	1,059	44,783
	6,692	38,690	29,279	9,570	2,121	86,352

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (in years)	9	9	9	10	9
Existing technology (in years)	6	3	8	6	6
Trade names (in years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (in years)	N/A	12	12	12	N/A

The goodwill on the Pentant, e-customs, Airclic, Customs Info and Computer Management acquisitions arose as a result of the value of the combined strategic value to our growth plan. The goodwill arising from the Pentant and e-customs acquisitions is not deductible for tax purposes. The goodwill arising from the Airclic, Customs Info and Computer Management acquisitions is deductible for tax purposes.

On December 23, 2013, we acquired all outstanding shares of privately-held Impatex Freight Software Limited (“Impatex”), a leading UK-based provider of electronic customs filing and freight forwarding solutions. The total purchase price for the acquisition was $8.2 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

On December 20, 2013, we acquired all outstanding shares of privately-held Compudata, a leading provider of business-to-business supply chain integration and e-invoicing solutions in Switzerland. The total purchase price for the acquisition was $18.1 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million.

On May 2, 2013 we acquired all outstanding shares of privately-held KSD Software Norway AS (“KSD”), a leading Scandinavian-based provider of electronic customs filing solutions for the European Union (“EU”). KSD’s software helps customers manage the complexities of EU customs compliance. The total purchase price for the acquisition was $32.4 million, net of cash acquired. As part of completing the acquisition $19.8 million of the $32.4 million purchase price was funded by drawing on our revolving debt facility, with the remainder funded with cash on hand. We incurred acquisition-related costs, primarily for advisory services, of $0.7 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $3.1 million with a fair value of $2.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.5 million.

In 2015, the preliminary purchase price allocation for KSD was adjusted due to changes made to net working capital adjustments receivable estimates made upon close of the acquisition. The purchase price allocation adjustments were to increase goodwill $0.7 million from $13.1 million to $13.8 million and decrease net working capital adjustments receivable $0.7 million from $2.9 million to $2.2 million.

The final purchase price allocations for businesses we acquired during fiscal 2014 are as follows:

	Impatex	Compudata	KSD	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	8,175	18,143	32,419	58,737
Net working capital adjustments receivable	(209)	(71)	(2,213)	(2,493)
	7,966	18,072	30,206	56,244
Allocated to:
Current assets, excluding cash acquired	524	1,793	4,174	6,491
Capital assets	109	24	67	200
Deferred income tax assets	11	-	863	874
Current liabilities	(300)	(934)	(3,904)	(5,138)
Deferred revenue	(441)	(21)	(3,004)	(3,466)
Deferred income tax liability	(1,140)	(2,924)	(6,720)	(10,784)
Debt	-	-	(894)	(894)
Net tangible liabilities assumed	(1,237)	(2,062)	(9,418)	(12,717)
Finite life intangible assets acquired:
Customer agreements and relationships	2,495	11,910	17,500	31,905
Existing technology	3,207	-	8,300	11,507
Non-compete covenants	-	23	-	23
Goodwill	3,501	8,201	13,824	25,526
	7,966	18,072	30,206	56,244

No in-process research and development was acquired in the Impatex, Compudata or KSD acquisitions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Impatex	Compudata	KSD
Customer agreements and relationships (in years)	10	9	12
Non-compete covenants (in years)	N/A	3	N/A
Existing technology (in years)	8	N/A	8

The goodwill on the Impatex, Compudata and KSD acquisitions arose as a result of the value of their assembled workforces and the combined strategic value to our growth plan. The goodwill arising from these acquisitions is not deductible for tax purposes.

On November 14, 2012, we acquired all outstanding shares of privately-held Exentra Transport Solutions Limited (“Exentra”), a leading UK-based provider of software-as-a-service (“SaaS”) driver compliance solutions for the European Union. The total purchase price for the acquisition was $16.6 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

On June 15, 2012, we acquired substantially all of the assets of Integrated Export Systems, Ltd. and IES Asia Limited (collectively referred to as “IES”). IES provides SaaS solutions that help freight forwarders, non-vessel operating common carriers and custom brokers manage their businesses. The total purchase price for the acquisition was $33.9 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.2 million.

On June 1, 2012, we acquired all outstanding shares of privately-held Infodis B.V. (“Infodis”), a Netherlands-based provider of SaaS transportation management solutions that enable its clients to manage both inbound and outbound purchased transportation. The total purchase price for the acquisition was $3.7 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

The final purchase price allocations for businesses we acquired during fiscal 2013 are as follows:

	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments receivable	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired	883	767	831	2,481
Capital assets	116	-	194	310
Deferred income tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred income tax liability	(3,112)	-	(565)	(3,677)
Net tangible (liabilities) assets assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Exentra	IES	Infodis
Customer agreements and relationships (in years)	12	10	6
Non-compete covenants (in years)	N/A	5	N/A
Existing technology (in years)	10	8	5

The goodwill on the Infodis, IES and Exentra acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Infodis and Exentra acquisition is not deductible for tax purposes. The goodwill arising from the IES acquisition is deductible for tax purposes.

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocation in the tables above represents our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we have engaged third-party valuation specialists. The valuation of the acquired net assets is preliminary as we finalize the net tangible assets and liabilities assumed. The preliminary purchase price may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation will be completed within one year from the acquisition date.

As required by GAAP, the financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Airclic, Customs Info, Impatex, Compudata and KSD as of the beginning of each of the periods presented. The pro forma results of operations for the Pentant, e-customs, Computer Management, Exentra and Infodis transactions have not been included in the table below as they are not material to our consolidated financial statements. The pro forma results of operations for the IES transaction have not been presented as this disclosure is considered impracticable since IES has not been audited in the past and historic financial statements would not be auditable due to the use of cash based accounting.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisitions of Airclic, Customs Info, Impatex, Compudata and KSD occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations

	January 31, 2015	January 31, 2014	January 31, 2013
Revenues	187,601	184,837	175,225
Net income	16,524	9,490	16,036
Earnings per share
Basic	0.23	0.15	0.26
Diluted	0.23	0.15	0.25

During fiscal 2013 $0.6 million was paid relating to the earn-out adjustment from the fiscal 2008 acquisition of Global Freight Exchange Limited. No such amounts were paid during fiscal 2014 and 2015.